Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of short and long term investments [Abstract]
Schedule short-term investments measured at fair value through profit or loss

	Weighted average rate p.a.	December 31,
Description		2022	2021

Bank Deposit Certificate - CDB	101.8% of CDI	—	1,430
TAP Bond	7.5%	733,043	906,719
		733,043	908,149

Current		—	1,430
Non-current		733,043	906,719